SCHEDULE OF COMPANY AND SUBSIDIARIES (Details)	12 Months Ended
Mar. 31, 2026
Prostyle Inc [Member]
Equity method investment	100.00%
Log Suite Inc [Member]
Equity method investment	100.00%
Log Asset Inc [Member]
Equity method investment	100.00%
Log Architects Inc [Member]
Equity method investment	100.00%
Chino Building Management Inc [Member]
Equity method investment	100.00%
Prostyle Ryokan Inc [Member]
Equity method investment	100.00%
Okinawa Igeto Inc [Member]
Equity method investment	100.00%
Kotakino Inc [Member]
Equity method investment	100.00%
Log Knot Vietnam Co Ltd [Member]
Equity method investment	100.00%
Propolife Vietnam Co Ltd [Member]
Equity method investment	100.00%
Yantai Propolife Wood Industry Co Ltd [Member]
Equity method investment	100.00%
Log Prostyle Inc [Member]
Equity method investment	100.00%
LogProstyle Inc For Hotel Management CO. L.L.C S.O.C [Member]
Equity method investment	100.00%
Prostyle Inc [Member]
Date of Incorporation or Acquisition	February 2017
Place of incorporation	Japan
Log Suite Inc [Member]
Date of Incorporation or Acquisition	August 2006
Place of incorporation	Japan
Log Asset Inc [Member]
Date of Incorporation or Acquisition	February 2023
Place of incorporation	Japan
Log Architects Inc [Member]
Date of Incorporation or Acquisition	September 2015
Place of incorporation	Japan
Chino Building Management Inc [Member]
Date of Incorporation or Acquisition	February 2015
Place of incorporation	Japan
Prostyle Ryokan Inc [Member]
Date of Incorporation or Acquisition	May 2017
Place of incorporation	Japan
Okinawa Igeto Inc [Member]
Date of Incorporation or Acquisition	January 2018
Place of incorporation	Japan
Kotakino Inc [Member]
Date of Incorporation or Acquisition	September 2013
Place of incorporation	Japan
Log Knot Vietnam Co Ltd [Member]
Date of Incorporation or Acquisition	August 2021
Place of incorporation	Vietnam
Propolife Vietnam Co Ltd [Member]
Date of Incorporation or Acquisition	October 2015
Place of incorporation	Vietnam
Yantai Propolife Wood Industry Co Ltd [Member]
Date of Incorporation or Acquisition	November 2016
Place of incorporation	China
Log Prostyle Inc [Member]
Date of Incorporation or Acquisition	December 2024
Place of incorporation	US
LogProstyle Inc For Hotel Management CO. L.L.C S.O.C [Member]
Date of Incorporation or Acquisition	April 2025
Place of incorporation	UAE